CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES
Lease liabilities	¥ 33,213	¥ 46,729
Right-of-use assets	37,952	44,288
Lease liability	¥ (13,745)	¥ (13,404)